Others, Net - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
April 2019 To September 2019 [Member]
Others, Net [Line Items]
Percentage Of Additional Credit Available	10.00%
October 2019 And ThereAfter [Member]
Others, Net [Line Items]
Percentage Of Additional Credit Available	15.00%